Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	HOMESTEAD FUNDS INC
Central Index Key	0000865733
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013